Derivative Instruments - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Derivative [Line Items]
Principal Amount	$ 469,066
Fair Value /Carrying Amount of Assets (Liability)	121,309
Weighted-Average Remaining Term (years)	22 years 7 months 6 days
Fixed Interest Rate	4.80%
United States Dollar-denominated interest rate swaps 1 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	400,757
Fair Value /Carrying Amount of Assets (Liability)	(91,531)
Weighted-Average Remaining Term (years)	22 years 7 months 6 days
Fixed Interest Rate	4.90%
United States Dollar-denominated interest rate swaps 2 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	192,924
Fair Value /Carrying Amount of Assets (Liability)	(38,269)
Weighted-Average Remaining Term (years)	4 years 8 months 12 days
Fixed Interest Rate	6.20%
United States Dollar-denominated interest rate swaps 3 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	90,000
Fair Value /Carrying Amount of Assets (Liability)	(13,171)
Weighted-Average Remaining Term (years)	4 years 8 months 12 days
Fixed Interest Rate	4.90%
United States Dollar-denominated interest rate swaps 4 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	100,000
Fair Value /Carrying Amount of Assets (Liability)	(12,687)
Weighted-Average Remaining Term (years)	2 years 6 months
Fixed Interest Rate	5.30%
United States Dollar-denominated interest rate swaps 5 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	187,500
Fair Value /Carrying Amount of Assets (Liability)	(36,754)
Weighted-Average Remaining Term (years)	14 years 6 months
Fixed Interest Rate	5.20%
United States Dollar-denominated interest rate swaps 6 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	80,335
Fair Value /Carrying Amount of Assets (Liability)	(4,085)
Weighted-Average Remaining Term (years)	7 years 1 month 6 days
Fixed Interest Rate	2.80%
United States Dollar-denominated interest rate swaps 7 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	320,000
Fair Value /Carrying Amount of Assets (Liability)	(4,160)
Weighted-Average Remaining Term (years)	1 year 9 months 18 days
Fixed Interest Rate	2.90%
United States Dollar-denominated interest rate swaps 8 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal Amount	130,000
Fair Value /Carrying Amount of Assets (Liability)	(1,510)
Weighted-Average Remaining Term (years)	4 years 6 months
Fixed Interest Rate	1.70%
Euro-denominated interest rate swaps [Member] | EURIBOR [Member]
Derivative [Line Items]
Principal Amount	330,845
Fair Value /Carrying Amount of Assets (Liability)	(44,034)
Weighted-Average Remaining Term (years)	6 years 6 months
Fixed Interest Rate	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Assets (Liability)	$ (124,892)